Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 — RELATED PARTY TRANSACTIONS

We plan to adopt an audit committee charter, which requires the committee to review all related-party transactions on an ongoing basis and all such transactions be approved by the committee.

Set forth below are related party transactions of our Company for the financial years ended December 31, 2022, 2023 and 2024, which are identified in accordance with the rules prescribed under Form F-1 and Form 20-F and may not be considered as related party transactions under Singapore law.

The amounts due from related party consisted of the following:

			As of December 31,
Name of related party	Relationship	Nature	2023	2024
			USD’000	USD’000
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and recoverable on demand	—	152

The amounts due to related party consisted of the following:

			As of December 31,
Name of related party	Relationship	Nature	2023	2024
			USD’000	USD’000
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Dividend payable, unsecured, interest-free and repayable on demand	8,245	—
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, with simple annual interests charged at 3.5% per annum, not repayable upon demand, save upon the request by Delixy Energy, whichever earlier.	—	5,000

The following represents the other significant related party transactions that occurred in the financial years ended December 31, 2022, 2023 and 2024.

			Year ended December 31,
Name of related party	Relationship	Nature	2022	2023	2024
			USD’000	USD’000	USD’000
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	—	(175)	—
			Year ended December 31,
Name of related party	Relationship	Nature	2022	2023	2024
			USD’000	USD’000	USD’000
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Proceeds from disposal of property	—	—	957
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Freight expenses	—	—	(1,151)
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Rental and maintenance expenses	—	—	(17)
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Advances	—	—	1,125
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Dividend paid	—	(1,500)	(4,745)
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	—	6	—
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	—	(87)	(152)